Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,717.6	$ 4,403.1	$ 3,579.0
Net premiums written	3,008.6	2,394.6	2,136.6
Net premiums earned	2,293.7	2,258.1	1,832.6
Losses and loss adjustment expenses	(1,089.8)	(1,155.8)	(698.8)
Policy acquisition expenses	(990.1)	(999.7)	(723.8)
General and administrative expenses	(96.6)	(94.3)	(82.7)
Underwriting income	117.2	8.3	327.3
Net investment income	184.0	190.5	119.5
Net realized and unrealized investment (losses) gains	22.8	(28.6)	4.9
Other income	0.0	0.0	0.1
Net gain on distribution of The Fidelis Partnership	0.0	0.0	1,639.1
Corporate and other expenses	(1.2)	(1.6)	(4.1)
Net foreign exchange gains (losses)	0.5	1.6	(4.1)
Financing costs	(47.7)	(33.8)	(35.5)
Income before income taxes	275.6	136.4	2,047.2
Income tax (expense)/benefit	(50.1)	(23.1)	85.3
Net income	225.5	113.3	2,132.5
Losses and loss adjustment expenses incurred - current year	(1,092.8)	(1,031.2)	(761.7)
Losses and loss adjustment expenses incurred - prior accident years	3.0	(124.6)	62.9
Losses and loss adjustment expenses incurred - total	$ (1,089.8)	$ (1,155.8)	$ (698.8)
Underwriting Ratios
Loss ratio - current year	47.60%	45.70%	41.50%
Loss ratio - prior accident years	(0.10%)	5.50%	(3.40%)
Loss ratio - total	47.50%	51.20%	38.10%
Policy acquisition expense ratio	28.80%	30.50%	27.20%
Underwriting ratio	76.30%	81.70%	65.30%
The Fidelis Partnership commissions ratio	14.30%	13.80%	12.30%
General and administrative expense ratio	4.20%	4.20%	4.50%
Combined ratio	94.80%	99.70%	82.10%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0
Policy acquisition expenses	(328.8)	(311.1)	(225.3)
General and administrative expenses	(96.6)	(94.3)	(82.7)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Gross premiums written	3,756.3	3,538.5	2,960.4
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	3,756.3	3,538.5	2,960.4
Net premiums written	2,531.9	2,050.4	1,880.5
Net premiums earned	1,899.4	1,902.4	1,577.0
Losses and loss adjustment expenses	(996.5)	(1,101.5)	(675.1)
Policy acquisition expenses	(557.6)	(604.6)	(429.1)
General and administrative expenses	0.0	0.0	0.0
Underwriting income	345.3	196.3	472.8
Losses and loss adjustment expenses incurred - current year	(918.9)	(916.9)	(669.5)
Losses and loss adjustment expenses incurred - prior accident years	(77.6)	(184.6)	(5.6)
Losses and loss adjustment expenses incurred - total	$ (996.5)	$ (1,101.5)	$ (675.1)
Underwriting Ratios
Loss ratio - current year	48.40%	48.20%	42.40%
Loss ratio - prior accident years	4.10%	9.70%	0.40%
Loss ratio - total	52.50%	57.90%	42.80%
Policy acquisition expense ratio	29.40%	31.80%	27.20%
Underwriting ratio	81.90%	89.70%	70.00%
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	$ 961.3	$ 864.6	$ 618.6
Losses and loss adjustment expenses incurred - prior accident years	80.6	(60.0)
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	961.3	864.6	618.6
Net premiums written	476.7	344.2	256.1
Net premiums earned	394.3	355.7	255.6
Losses and loss adjustment expenses	(93.3)	(54.3)	(23.7)
Policy acquisition expenses	(103.7)	(84.0)	(69.4)
General and administrative expenses	0.0	0.0	0.0
Underwriting income	197.3	217.4	162.5
Losses and loss adjustment expenses incurred - current year	(173.9)	(114.3)	(92.2)
Losses and loss adjustment expenses incurred - prior accident years	80.6	60.0	68.5
Losses and loss adjustment expenses incurred - total	$ (93.3)	$ (54.3)	$ (23.7)
Underwriting Ratios
Loss ratio - current year	44.10%	32.20%	36.10%
Loss ratio - prior accident years	(20.40%)	(16.90%)	(26.80%)
Loss ratio - total	23.70%	15.30%	9.30%
Policy acquisition expense ratio	26.30%	23.60%	27.20%
Underwriting ratio	50.00%	38.90%	36.50%